SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Tax-Managed Small/Mid Cap Fund
Dynamic Asset Allocation Fund
Multi-Strategy Alternative Fund
(the "Funds")

Supplement Dated April 15, 2016
to the Class A Prospectus dated January 31, 2016,
as amended on March 9, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds

Effective March 31, 2016, Fiduciary Management Associates, LLC, which serves as a sub-adviser to the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds, was acquired by Mesirow Financial Investment Management, Inc. As a result, the Funds will now be managed by Mesirow Financial Investment Management, Inc. pursuant to a new sub-advisory agreement. Accordingly, the below changes are hereby made to the Prospectus to reflect this acquisition.

In the chart under the heading titled "Sub-Advisers and Portfolio Managers," in the Fund Summary for each of the Small Cap and Small Cap Value Funds, the text relating to Fiduciary Management Associates, LLC is hereby deleted and replaced with the following in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mesirow Financial Investment Management, Inc.	Kathryn A. Vorisek	Since 2012	Senior Managing Director, Chief Investment Officer and Small/SMID Cap Portfolio Manager
	Leo Harmon, CFA	Since 2012	Managing Director, Director of Research and Small/SMID Cap Portfolio Manager

In addition, in the chart under the heading titled "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Small/Mid Cap Fund, the text relating to Fiduciary Management Associates, LLC is hereby deleted and replaced with the following in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mesirow Financial Investment Management, Inc.	Kathryn A. Vorisek	Since 2016	Senior Managing Director, Chief Investment Officer and Small/SMID Cap Portfolio Manager
	Leo Harmon, CFA	Since 2016	Managing Director, Director of Research and Small/SMID Cap Portfolio Manager

In addition, under the headings titled "Small Cap Fund," "Small Cap Value Fund" and "Tax-Managed Small/Mid Cap Fund," each under the sub-section titled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to Fiduciary Management Associates, LLC is, in each instance, hereby deleted and replaced with the following:

Mesirow Financial Investment Management, Inc.: Mesirow Financial Investment Management, Inc. (Mesirow Financial), located at 353 N Clark Street, Chicago, Illinois 60654, serves as a Sub-Adviser to the Fund. Mesirow Financial acquired Fiduciary Management Associates, LLC (FMA) on March 31, 2016. Prior to the acquisition, FMA managed the portion of the Fund's assets that are allocated to Mesirow Financial. The team of portfolio managers responsible for the management of the portion of the Fund's assets allocated to Mesirow Financial is the same team that was responsible for the management of the Fund's assets that had been allocated to FMA prior to Mesirow Financial's acquisition of FMA. Kathryn A. Vorisek, Senior Managing Director, Chief Investment Officer and Co-Portfolio Manager for Mesirow Financial's Equity Management division ("MFEM"), and Leo Harmon, CFA, Managing Director, Director of Research and Small/SMID Cap Portfolio Manager, manage the portion of the Fund's assets allocated to Mesirow Financial. As Senior Managing Director, Ms. Vorisek has day-to-day responsibilities for decisions impacting MFEM's business. Ms. Vorisek is also portfolio manager for MFEM's Small Cap Value and SMID Cap Value strategies, as well as an analyst with responsibility for the Consumer Staples and Energy sectors. Prior to joining MFEM, Ms. Vorisek was FMA's Chief Investment Officer responsible for overseeing all aspects of FMA's investment process. She is supported in the role by Leo Harmon, who also serves as Portfolio Manager, and by a team of analysts who share responsibility for sector and company-specific analysis. Ms. Vorisek joined FMA in 1996 and was appointed FMA's Chief Investment Officer in 2000. Prior to joining FMA, Ms. Vorisek worked for Duff & Phelps Investment Research in Chicago. She is a member of the CFA Institute, the Economics Club of Chicago, the National Association of Securities Professionals, Women Investment Professionals, and a former board member of the CFA Society of Chicago.

Ms. Vorisek possesses more than 32 years of experience in the investment industry and holds a B.S. in Finance from Marquette University and an M.B.A. from the Kellogg Graduate School of Management at Northwestern University in Finance and International Business. Mr. Harmon is a Managing Director, Director of Research, Small/SMID Cap Portfolio Manager and an analyst with responsibility for the Financial Services sector at MFEM. Prior to joining MFEM, Mr. Harmon was Managing Director, Director of Research and Small/SMID Cap Portfolio Manager of FMA from 2003 to 2016, where he managed the firm's research efforts. Mr. Harmon has more than 22 years of industry experience as a portfolio manager and research analyst covering a variety of industries in both larger and smaller market capitalizations, with expertise in financial services. Prior to joining FMA, Mr. Harmon was a portfolio manager at Allstate Insurance, Allstate Investments LLC. Mr. Harmon is a member of the CFA Institute, the Economics Club of Chicago and the National Association of Securities Professionals. He is also a member of the CFA Society of Chicago where he was appointed to the board of directors and served as Chairman. He earned a B.S. from Bradley University and an M.B.A. from Duke University.

Change in Portfolio Management of the Dynamic Asset Allocation Fund

In the chart under the heading titled "Sub-Adviser and Portfolio Managers," in the Fund Summary for the Dynamic Asset Allocation Fund, the text relating to SSGA Funds Management, Inc. is hereby deleted and replaced with the following:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
SSGA Funds Management, Inc.	Jeremiah K. Holly, CFA	Since 2015	Vice President, Senior Portfolio Manager
	Charles L. McGinn	Since 2015	Vice President, Senior Portfolio Manager
	Tyhesha Harrington	Since 2016	Vice President, Senior Portfolio Manager

In addition, under the heading titled "Dynamic Asset Allocation Fund," under the section titled "Sub-Advisers and Portfolio Managers," the text relating to SSGA Funds Management, Inc. is hereby deleted and replaced with the following:

SSGA Funds Management, Inc.: SSGA Funds Management, Inc. (SSGA FM), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as a Sub-Adviser for a portion of the assets of the Dynamic Asset Allocation Fund. The professionals primarily responsible for the day-to-day management of the portion of the assets of the Dynamic Asset Allocation Fund allocated to SSGA FM are Jeremiah K. Holly, CFA, Charles L. McGinn and Tyhesha Harrington. Mr. Holly is a Vice President of SSGA FM and is a Senior Portfolio Manager within the ISG. Mr. Holly is responsible for the development and management of asset allocation solutions, including tactical asset allocation strategies and exposure management (overlay) strategies. Before joining the ISG, Mr. Holly was a Senior Product Analyst within SSGA's Consultant Relations Team. Prior to joining SSGA in 2005, Mr. Holly worked as a Research Analyst at Chmura Economics & Analytics—an economic research firm in Richmond, Virginia. Mr. Holly graduated from the University of Richmond with a Bachelor of Arts degree in Economics. He earned the Chartered Financial Analyst designation and is a member of both the Boston Security Analysts Society and CFA Institute. Mr. McGinn is a Vice President of SSGA FM and is a Senior Portfolio Manager within the ISG, where he manages a variety of portfolios. As a member of the Exposure Management team within the ISG, Mr. McGinn is responsible for the oversight of over $20 billion worth of client assets with exposure to equities and fixed income invested globally. As a result, Mr. McGinn has extensive experience in trading derivatives. In addition to managing several of the group's separate accounts, Mr. McGinn is part of the team responsible for managing the Target Retirement series of portfolios as well as being the lead portfolio manager of the group's Country Selection strategy. As the lead portfolio manager of the country selection strategy, Mr. McGinn is responsible for recommending all of the investment calls. Mr. McGinn is also an active participant in making tactical calls in all of the portfolios where the ISG team has been given discretion. Prior to his current role, Mr. McGinn was an Operations Analyst as SSGA, where he specialized in developed in and emerging market equity funds. Mr. McGinn has been working in the investment management field since 1988. Mr. McGinn is a graduate of Salem State College, where he earned a Bachelor of Science degree in Business Administration. Ms. Harrington is a Vice President of State Street Global Advisors and a Senior Portfolio Manager in the Investment Solutions Group. She is responsible for developing and implementing investment solutions for clients, including strategic and tactical global balanced funds and exposure management strategies. Prior to joining SSGA in 2006, Ms. Harrington worked as a portfolio Manager at PanAgora Asset Management, helping develop and implement passive U.S. and International equity strategies. Her responsibilities also included running optimizations and trading. Prior to taking on these duties, Ms. Harrington was responsible for the daily implementation of PanAgora's U.S. Tactical Asset Allocation Strategy. Previously, Ms. Harrington was the manager of PanAgora's International Equity Operations team where she had been an associate immediately after college. She has been working in the investment management field since 1995. Ms. Harrington holds Bachelor of Arts degrees in Psychology and Urban Studies from Boston University and a Master degree in Business Administration with a concentration in Finance from the Graduate School of Management at Boston University.

Change in Portfolio Management of the Multi-Strategy Alternative Fund

Under the section titled "Management" in the Fund Summary for the Multi-Strategy Alternative Fund, the heading titled "Investment Adviser and Portfolio Managers" and the chart thereunder are hereby deleted and replaced with the following:

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Radoslav Koitchev	Since 2016	Portfolio Manager

In addition, under the section titled "Investment Adviser," all references to Srdjan Teslic's management of the Multi-Strategy Alternative Fund are hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1018 (4/16)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
(the "Funds")

Supplement Dated April 15, 2016
to the Class I Prospectus dated January 31, 2016,
as amended on March 9, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Effective March 31, 2016, Fiduciary Management Associates, LLC, which serves as a sub-adviser to the Funds, was acquired by Mesirow Financial Investment Management, Inc. As a result, of which the Funds will now be managed by Mesirow Financial Investment Management, Inc. pursuant to a new sub-advisory agreement. Accordingly, the below changes are hereby made to the Prospectus to reflect this acquisition.

In the chart under the heading titled "Sub-Advisers and Portfolio Managers," in the Fund Summary for each Fund, the text relating to Fiduciary Management Associates, LLC is hereby deleted and replaced with the following in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mesirow Financial Investment Management, Inc.	Kathryn A. Vorisek	Since 2012	Senior Managing Director, Chief Investment Officer and Small/SMID Cap Portfolio Manager
	Leo Harmon, CFA	Since 2012	Managing Director, Director of Research and Small/SMID Cap Portfolio Manager

In addition, under the headings titled "Small Cap Fund" and "Small Cap Value Fund," each under the sub-section titled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to Fiduciary Management Associates, LLC is, in each instance, hereby deleted and replaced with the following:

Mesirow Financial Investment Management, Inc.: Mesirow Financial Investment Management, Inc. (Mesirow Financial), located at 353 N Clark Street, Chicago, Illinois 60654, serves as a Sub-Adviser to the Fund. Mesirow Financial acquired Fiduciary Management Associates, LLC (FMA) on March 31, 2016. Prior to the acquisition, FMA managed the portion of the Fund's assets that are allocated to Mesirow Financial. The team of portfolio managers responsible for the management of the portion of the Fund's assets allocated to Mesirow Financial is the same team that was responsible for the management of the Fund's assets that had been allocated to FMA prior to Mesirow Financial's acquisition of FMA. Kathryn A. Vorisek, Senior Managing Director, Chief Investment Officer and Co-Portfolio Manager for Mesirow Financial's Equity Management division ("MFEM"), and Leo Harmon, CFA, Managing Director, Director of Research and Small/SMID Cap Portfolio Manager, manage the portion of the Fund's assets allocated to Mesirow Financial. As Senior Managing Director, Ms. Vorisek has day-to-day responsibilities for decisions impacting MFEM's business. Ms. Vorisek is also portfolio manager for MFEM's Small Cap Value and SMID Cap Value strategies, as well as an analyst with responsibility for the Consumer Staples and Energy sectors. Prior to joining MFEM, Ms. Vorisek was FMA's Chief Investment Officer responsible for overseeing all aspects of FMA's investment process. She is supported in the role by Leo Harmon, who also serves as Portfolio Manager, and by a team of analysts who share responsibility for sector and company-specific analysis. Ms. Vorisek joined FMA in 1996 and was appointed FMA's Chief Investment Officer in 2000. Prior to joining FMA, Ms. Vorisek worked for Duff & Phelps Investment Research in Chicago. She is a member of the CFA Institute, the Economics Club of Chicago, the National Association of Securities Professionals, Women Investment Professionals, and a former board member of the CFA Society of Chicago. Ms. Vorisek possesses more than 32 years of experience in the investment industry and holds a B.S. in Finance from Marquette University and an M.B.A. from the Kellogg Graduate School of Management at Northwestern University in Finance and International Business. Mr. Harmon is a Managing Director, Director of Research, Small/SMID Cap Portfolio Manager and an analyst with responsibility for the Financial Services sector at MFEM. Prior to joining MFEM, Mr. Harmon was Managing Director, Director of Research and Small/SMID Cap Portfolio Manager of FMA from 2003 to 2016, where he managed the firm's research efforts. Mr. Harmon has more than 22 years of industry experience as a portfolio manager and research analyst covering a variety of industries in both larger and smaller market capitalizations, with expertise in financial services. Prior to joining FMA, Mr. Harmon was a portfolio manager at Allstate Insurance, Allstate Investments LLC. Mr. Harmon is a member of the CFA Institute, the Economics Club of Chicago and the National Association of Securities Professionals. He is also a member of the CFA Society of Chicago where he was appointed to the board of directors and served as Chairman. He earned a B.S. from Bradley University and an M.B.A. from Duke University.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1019 (4/16)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Tax-Managed Small/Mid Cap Fund
Dynamic Asset Allocation Fund
Multi-Strategy Alternative Fund
(the "Funds")

Supplement Dated April 15, 2016
to the Class Y Prospectus dated January 31, 2016,
as amended on March 9, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds

Effective March 31, 2016, Fiduciary Management Associates, LLC, which serves as a sub-adviser to the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds, was acquired by Mesirow Financial Investment Management, Inc. As a result, of which the Funds will now be managed by Mesirow Financial Investment Management, Inc, pursuant to a new sub-advisory agreement. Accordingly, the below changes are hereby made to the Prospectus to reflect this acquisition.

In the chart under the heading titled "Sub-Advisers and Portfolio Managers," in the Fund Summary for each of the Small Cap and Small Cap Value Funds, the text relating to Fiduciary Management Associates, LLC is hereby deleted and replaced with the following in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mesirow Financial Investment Management, Inc.	Kathryn A. Vorisek	Since 2012	Senior Managing Director, Chief Investment Officer and Small/SMID Cap Portfolio Manager
	Leo Harmon, CFA	Since 2012	Managing Director, Director of Research and Small/SMID Cap Portfolio Manager

In addition, in the chart under the heading titled "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Small/Mid Cap Fund, the text relating to Fiduciary Management Associates, LLC is hereby deleted and replaced with the following in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mesirow Financial Investment Management, Inc.	Kathryn A. Vorisek	Since 2016	Senior Managing Director, Chief Investment Officer and Small/SMID Cap Portfolio Manager
	Leo Harmon, CFA	Since 2016	Managing Director, Director of Research and Small/SMID Cap Portfolio Manager

In addition, under the headings titled "Small Cap Fund," "Small Cap Value Fund" and "Tax-Managed Small/Mid Cap Fund," each under the sub-section titled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to Fiduciary Management Associates, LLC is, in each instance, hereby deleted and replaced with the following:

Mesirow Financial Investment Management, Inc.: Mesirow Financial Investment Management, Inc. (Mesirow Financial), located at 353 N Clark Street, Chicago, Illinois 60654, serves as a Sub-Adviser to the Fund. Mesirow Financial acquired Fiduciary Management Associates, LLC (FMA) on March 31, 2016. Prior to the acquisition, FMA managed the portion of the Fund's assets that are allocated to Mesirow Financial. The team of portfolio managers responsible for the management of the portion of the Fund's assets allocated to Mesirow Financial is the same team that was responsible for the management of the Fund's assets that had been allocated to FMA prior to Mesirow Financial's acquisition of FMA. Kathryn A. Vorisek, Senior Managing Director, Chief Investment Officer and Co-Portfolio Manager for Mesirow Financial's Equity Management division ("MFEM"), and Leo Harmon, CFA, Managing Director, Director of Research and Small/SMID Cap Portfolio Manager, manage the portion of the Fund's assets allocated to Mesirow Financial. As Senior Managing Director, Ms. Vorisek has day-to-day responsibilities for decisions impacting MFEM's business. Ms. Vorisek is also portfolio manager for MFEM's Small Cap Value and SMID Cap Value strategies, as well as an analyst with responsibility for the Consumer Staples and Energy sectors. Prior to joining MFEM, Ms. Vorisek was FMA's Chief Investment Officer responsible for overseeing all aspects of FMA's investment process. She is supported in the role by Leo Harmon, who also serves as Portfolio Manager, and by a team of analysts who share responsibility for sector and company-specific analysis. Ms. Vorisek joined FMA in 1996 and was appointed FMA's Chief Investment Officer in 2000. Prior to joining FMA, Ms. Vorisek worked for Duff & Phelps Investment Research in Chicago. She is a member of the CFA Institute, the Economics Club of Chicago, the National Association of Securities Professionals, Women Investment Professionals, and a former board member of the CFA Society of Chicago.

Ms. Vorisek possesses more than 32 years of experience in the investment industry and holds a B.S. in Finance from Marquette University and an M.B.A. from the Kellogg Graduate School of Management at Northwestern University in Finance and International Business. Mr. Harmon is a Managing Director, Director of Research, Small/SMID Cap Portfolio Manager and an analyst with responsibility for the Financial Services sector at MFEM. Prior to joining MFEM, Mr. Harmon was Managing Director, Director of Research and Small/SMID Cap Portfolio Manager of FMA from 2003 to 2016, where he managed the firm's research efforts. Mr. Harmon has more than 22 years of industry experience as a portfolio manager and research analyst covering a variety of industries in both larger and smaller market capitalizations, with expertise in financial services. Prior to joining FMA, Mr. Harmon was a portfolio manager at Allstate Insurance, Allstate Investments LLC. Mr. Harmon is a member of the CFA Institute, the Economics Club of Chicago and the National Association of Securities Professionals. He is also a member of the CFA Society of Chicago where he was appointed to the board of directors and served as Chairman. He earned a B.S. from Bradley University and an M.B.A. from Duke University.

Change in Portfolio Management of the Dynamic Asset Allocation Fund

In the chart under the heading titled "Sub-Adviser and Portfolio Managers," in the Fund Summary for the Dynamic Asset Allocation Fund, the text relating to SSGA Funds Management, Inc. is hereby deleted and replaced with the following:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
SSGA Funds Management, Inc.	Jeremiah K. Holly, CFA	Since 2015	Vice President, Senior Portfolio Manager
	Charles L. McGinn	Since 2015	Vice President, Senior Portfolio Manager
	Tyhesha Harrington	Since 2016	Vice President, Senior Portfolio Manager

In addition, under the heading titled "Dynamic Asset Allocation Fund," under the section titled "Sub-Advisers and Portfolio Managers," the text relating to SSGA Funds Management, Inc. is hereby deleted and replaced with the following:

SSGA Funds Management, Inc.: SSGA Funds Management, Inc. (SSGA FM), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as a Sub-Adviser for a portion of the assets of the Dynamic Asset Allocation Fund. The professionals primarily responsible for the day-to-day management of the portion of the assets of the Dynamic Asset Allocation Fund allocated to SSGA FM are Jeremiah K. Holly, CFA, Charles L. McGinn and Tyhesha Harrington. Mr. Holly is a Vice President of SSGA FM and is a Senior Portfolio Manager within the ISG. Mr. Holly is responsible for the development and management of asset allocation solutions, including tactical asset allocation strategies and exposure management (overlay) strategies. Before joining the ISG, Mr. Holly was a Senior Product Analyst within SSGA's Consultant Relations Team. Prior to joining SSGA in 2005, Mr. Holly worked as a Research Analyst at Chmura Economics & Analytics—an economic research firm in Richmond, Virginia. Mr. Holly graduated from the University of Richmond with a Bachelor of Arts degree in Economics. He earned the Chartered Financial Analyst designation and is a member of both the Boston Security Analysts Society and CFA Institute. Mr. McGinn is a Vice President of SSGA FM and is a Senior Portfolio Manager within the ISG, where he manages a variety of portfolios. As a member of the Exposure Management team within the ISG, Mr. McGinn is responsible for the oversight of over $20 billion worth of client assets with exposure to equities and fixed income invested globally. As a result, Mr. McGinn has extensive experience in trading derivatives. In addition to managing several of the group's separate accounts, Mr. McGinn is part of the team responsible for managing the Target Retirement series of portfolios as well as being the lead portfolio manager of the group's Country Selection strategy. As the lead portfolio manager of the country selection strategy, Mr. McGinn is responsible for recommending all of the investment calls. Mr. McGinn is also an active participant in making tactical calls in all of the portfolios where the ISG team has been given discretion. Prior to his current role, Mr. McGinn was an Operations Analyst as SSGA, where he specialized in developed in and emerging market equity funds. Mr. McGinn has been working in the investment management field since 1988. Mr. McGinn is a graduate of Salem State College, where he earned a Bachelor of Science degree in Business Administration. Ms. Harrington is a Vice President of State Street Global Advisors and a Senior Portfolio Manager in the Investment Solutions Group. She is responsible for developing and implementing investment solutions for clients, including strategic and tactical global balanced funds and exposure management strategies. Prior to joining SSGA in 2006, Ms. Harrington worked as a portfolio Manager at PanAgora Asset Management, helping develop and implement passive U.S. and International equity strategies. Her responsibilities also included running optimizations and trading. Prior to taking on these duties, Ms. Harrington was responsible for the daily implementation of PanAgora's U.S. Tactical Asset Allocation Strategy. Previously, Ms. Harrington was the manager of PanAgora's International Equity Operations team where she had been an associate immediately after college. She has been working in the investment management field since 1995. Ms. Harrington holds Bachelor of Arts degrees in Psychology and Urban Studies from Boston University and a Master degree in Business Administration with a concentration in Finance from the Graduate School of Management at Boston University.

Change in Portfolio Management of the Multi-Strategy Alternative Fund

Under the section titled "Management" in the Fund Summary for the Multi-Strategy Alternative Fund, the heading titled "Investment Adviser and Portfolio Managers" and the chart thereunder are hereby deleted and replaced with the following:

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Radoslav Koitchev	Since 2016	Portfolio Manager

In addition, under the section titled "Investment Adviser," all references to Srdjan Teslic's management of the Multi-Strategy Alternative Fund are hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1020 (4/16)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid Cap Fund
U.S. Managed Volatility Fund

Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
Core Fixed Income Fund
U.S. Fixed Income Fund
High Yield Bond Fund
Real Return Fund
Dynamic Asset Allocation Fund
Multi-Strategy Alternative Fund
Long/Short Alternative Fund

(the "Funds")

Supplement dated April 15, 2016
to the Statement of Additional Information (the "SAI") dated January 31, 2016, as amended on March 9, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management

Effective March 31, 2016, Fiduciary Management Associates, LLC, which serves as a sub-adviser to the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds, was acquired by Mesirow Financial Investment Management, Inc. As a result, the Funds will now be managed by Mesirow Financial Investment Management, Inc. pursuant to a new sub-advisory agreement. Accordingly, the below changes are hereby made to the SAI to reflect this acquisition.

Under the heading titled "The Sub-Advisers," under the section titled "The Advisers and Sub-Advisers," the sub-heading titled "Fiduciary Management Associates, LLC," and the text thereunder, is hereby deleted and replaced with the following in the appropriate alphabetical order thereof:

MESIROW FINANCIAL INVESTMENT MANAGEMENT, INC.—Mesirow Financial Investment Management, Inc. ("Mesirow Financial") serves as a Sub-Adviser to a portion of the assets of the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds. Mesirow Financial is a wholly owned subsidiary of Mesirow Financial Services, Inc., which in turn is a wholly owned subsidiary of Mesirow Financial Holdings, Inc. Approximately 92% of Mesirow Financial Holdings, Inc. common stock was owned by employees, including a majority of the Investment Management Division's senior professionals (who own 27% of the stock) as of December 31, 2015. Approximately 8% is owned by 8 non-employee stockholders (who are individuals with a prior or current business relationship with Mesirow Financial Holdings, Inc.).

In addition, under the heading titled "Portfolio Management," under the same section the sub-section titled "FMA" is hereby deleted in its entirety and replaced with the following in the appropriate alphabetical order thereof:

Mesirow Financial

Compensation. SIMC pays Mesirow Financial a fee based on the assets under management of the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds as set forth in an investment sub-advisory agreement between Mesirow Financial and SIMC. Mesirow Financial pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds. The following information relates to the period ended March 31, 2016.

The Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds' portfolio managers are compensated for their management of the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds. Ms. Kathy Vorisek's and Mr. Leo Harmon's compensation is composed of a salary and incentive compensation which is based on their individual performance and contribution to the overall success of Mesirow Financial's Equity Management division ("MFEM") in addition to the profitability of MFEM.

Ownership of Fund Shares. As of March 31, 2016, Mesirow Financial's portfolio managers did not beneficially own any shares of the Small Cap, Small Cap Value or Tax-Managed Small/Mid Cap Funds.

Other Accounts. As of March 31, 2016, in addition to the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds, Mesirow Financial's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Kathryn A. Vorisek	2	$323.08	5	$16.53	39	$1,472.16
Leo Harmon, CFA	2	$323.08	5	$16.53	39	$1,472.16

None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest. Mesirow Financial has established policies and procedures to monitor that the purchases and sales of securities among similarly managed accounts are fairly and equitably allocated over time, which may apply differently to a structure where Mesirow Financial delivers investment models to an overlay manager. These include:

•  Use of and strict adherence to product strategies and uniform investment and trading processes.

•  Frequent use of block trades for most transactions involving multiple accounts; pre-trade allocations are made and non-routine adjustments to this allocation must be approved by the CCO.

•  All clients participating in block trades receive a pro rata allocation of shares and the same execution price, generally average share price. To the extent commission negotiation has been left to Mesirow Financial, transaction costs are shared pro rata based on each client's participation in the trade. The CCO must approve any allocations that deviate from this policy.

•  The same allocation policy applies to IPOs and other limited investments. The CCO is copied on all IPO transactions, including the allocation of such transactions.

•  Research services provided by brokers may not always be utilized in connection with client accounts that may have provided the commissions or a portion of the commissions paid to the broker providing the services. Mesirow Financial allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

•  Disclosure of fees, relationships, investment and trading practices in Form ADV.

Other than as set forth herein, there are no other changes to the portfolio management of the Small Cap, Small Cap Value or Tax-Managed Small/Mid Cap Funds.

Change in Disclosure of Portfolio Holdings Information for the Dynamic Asset Allocation Fund

In the section entitled "Disclosure of Portfolio Holdings Information," the second paragraph is hereby deleted and replaced with the following:

Five calendar days after each month end, a list of all portfolio holdings in each Fund, except the portfolio holdings of the Dynamic Asset Allocation Fund, as of the end of such month shall be made available on the Portfolio Holdings Website. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

On the Monday following each week end, a list of all portfolio holdings in the Dynamic Asset Allocation Fund as of the end of such week shall be made available on the Portfolio Holdings Website. The portfolio holdings shall remain on the Portfolio Holdings Website until the following Monday at which time it will be permanently removed from the site.

Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.

In addition, under the heading entitled "SIMC," under the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Srdjan Teslic are hereby deleted.

In addition, under the same sub-section, under the heading entitled "SSGA FM," under the sub-heading titled "Other Accounts," the reference to "Eduardo A. Borges. CFA. FRM, CAIA" is hereby deleted and replaced with "Tyhesha Harrington".

Under the same sub-heading, the text in the chart relating to Eduardo A. Borges, CFA, CFM, CAIA is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts		Total Assets (in billions)
Tyhesha Harrington	34	$5.13	137	$28.66	187		$24.15
	0	$0	0	$0	12	*	$1.30

There are no other changes to the portfolio management of the Funds.

Change in Membership of the Board

The SAI is hereby amended and supplemented to reflect the following change in the membership of the Funds' Board of Trustees.

At a special meeting of the shareholders of the Funds that are series of SEI Institutional Managed Trust (the "Trust"), held on January 15, 2016, as adjourned to February 12, 2016 and again adjourned to March 14, 2016, shareholders voted to elect, as a slate of nominees, each of the current Trustees and one new independent Trustee, Ms. Susan C. Cote, to the Board of Trustees of the Trust (the "Board"). Accordingly, the below changes are hereby made to the SAI to reflect this change to the Board.

Under the section titled "Members of the Board," under the heading titled "Trustees and Officers of the Trust," the first sentence is hereby deleted and replaced with the following:

There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees").

In addition, under the same heading, under the section titled "Independent Trustees," the following paragraph is hereby added as the last paragraph in the section:

SUSAN C. COTE (DOB 11/07/54)—Trustee (since 2016)—Retired since July 2015. Americas Director of Asset Management, Ernst & Young LLP from 2006-2013. Global Asset Management Assurance Leader, Ernst & Young LLP from 2006-2015. Partner, Ernst & Young LLP from 1997-2015; Prudential, 1983-1997. Member of the Ernst & Young LLP Retirement Investment Committee. Treasurer and Chair of Finance, Investment and Audit Committee of the New York Women's Foundation. Trustee of SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust and SEI Institutional International Trust. Independent Consultant to SEI Liquid Asset Trust.

In addition, under the same heading, under the section titled "Individual Trustee Qualifications," the following paragraph is hereby added as the ninth paragraph of the section:

The Trust has concluded that Ms. Cote should serve as Trustee because of her education, knowledge of financial services and investment management, and 18 years of experience as a partner at a major accounting firm, where she served as both the Global Asset Management Assurance Leader and the Americas Director of Asset Management, and other professional experience gained through her prior employment and directorships.

In addition, under the same heading, under the section titled "Board Standing Committees," under the sub-section titled "Audit Committee," the reference to "Ms. Lesavoy" is hereby deleted and replaced with "Mmes. Lesavoy and Cote" to reflect Ms. Cote's addition as a member of the Audit Committee.

In addition, under the same heading, under the same section, under the sub-section titled "Governance Committee," the reference to "Ms. Lesavoy" is hereby deleted and replaced with "Mmes. Lesavoy and Cote" to reflect Ms. Cote's addition as a member of the Governance Committee.

In addition, under the same heading, under the section titled "Fund Shares Owned by Board Members," the following text, and footnote, is hereby added to, and below, the chart:

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Ms. Cote[1]	None	None

1  Elected by shareholders to the Board on March 14, 2016.

In addition, under the same heading, under the section titled "Board Compensation," the following text, and footnote, is hereby added to, and below, the chart:

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex*
Ms. Cote[1]	$0	$0	$0	$455

1  Ms. Cote became a Trustee for the Trust effective March 14, 2016 and served as Trustee for certain other funds in the Fund Complex during the Trust's most recently completed fiscal year. Ms. Cote was not a Trustee for all funds in the Fund Complex as of the Trust's most recently completed fiscal year, but served as an independent consultant to such other funds in the Fund Complex. These funds paid Ms. Cote a consulting fee comparable to fees she would have received if she were a Trustee of such funds.

In addition, under the same heading, the section titled "Independent Consultant" is hereby deleted.

Other than as set forth herein, there are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1021 (04/16)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund
Multi-Asset Inflation Managed Fund
Multi-Asset Capital Stability Fund
(the "Funds")

Supplement dated April 15, 2016
to the Statement of Additional Information (the "SAI") dated January 31, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Membership of the Board

The SAI is hereby amended and supplemented to reflect the following change in the membership of the Funds' Board of Trustees.

At a special meeting of the shareholders of the Funds that are series of SEI Institutional Managed Trust (the "Trust"), held on January 15, 2016, as adjourned to February 12, 2016 and again adjourned to March 14, 2016, shareholders voted to elect, as a slate of nominees, each of the current Trustees and one new independent Trustee, Ms. Susan C. Cote, to the Board of Trustees of the Trust (the "Board"). Accordingly, the below changes are hereby made to the SAI to reflect this change to the Board.

Under the section titled "Members of the Board," under the heading titled "Trustees and Officers of the Trust," the first sentence is hereby deleted and replaced with the following:

There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees").

In addition, under the same heading, under the section titled "Independent Trustees," the following paragraph is hereby added as the last paragraph in the section:

SUSAN C. COTE (DOB 11/07/54)—Trustee (since 2016)—Retired since July 2015. Americas Director of Asset Management, Ernst & Young LLP from 2006-2013. Global Asset Management Assurance Leader, Ernst & Young LLP from 2006-2015. Partner, Ernst & Young LLP from 1997-2015; Prudential, 1983-1997. Member of the Ernst & Young LLP Retirement Investment Committee. Treasurer and Chair of Finance, Investment and Audit Committee of the New York Women's Foundation. Trustee of SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust and SEI Institutional International Trust. Independent Consultant to SEI Liquid Asset Trust.

In addition, under the same heading, under the section titled "Individual Trustee Qualifications," the following paragraph is hereby added as the ninth paragraph of the section:

The Trust has concluded that Ms. Cote should serve as Trustee because of her education, knowledge of financial services and investment management, and 18 years of experience as a partner at a major accounting firm, where she served as both the Global Asset Management Assurance Leader and the Americas Director of Asset Management, and other professional experience gained through her prior employment and directorships.

In addition, under the same heading, under the section titled "Board Standing Committees," under the sub-section titled "Audit Committee," the reference to "Ms. Lesavoy" is hereby deleted and replaced with "Mmes. Lesavoy and Cote" to reflect Ms. Cote's addition as a member of the Audit Committee.

In addition, under the same heading, under the same section, under the sub-section titled "Governance Committee," the reference to "Ms. Lesavoy" is hereby deleted and replaced with "Mmes. Lesavoy and Cote" to reflect Ms. Cote's addition as a member of the Governance Committee.

In addition, under the same heading, under the section titled "Fund Shares Owned by Board Members," the following text, and footnote, is hereby added to, and below, the chart:

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)**
Ms. Cote[1]	None	None

1  Joined the Board of Trustees on March 14, 2016.

In addition, under the same heading, under the section titled "Board Compensation," the following text, and footnote, is hereby added to, and below, the chart:

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Ms. Cote[1]	$0	$0	$0	$455

1  Ms. Cote became a Trustee for the Trust effective March 14, 2016 and served as Trustee for certain other funds in the Fund Complex during the Trust's most recently completed fiscal year. Ms. Cote was not a Trustee for all funds in the Fund Complex as of the Trust's most recently completed fiscal year, but served as an independent consultant to such other funds in the Fund Complex. These funds paid Ms. Cote a consulting fee comparable to fees she would have received if she were a Trustee of such funds.

In addition, under the same heading, the section titled "Independent Consultant" is hereby deleted.

Other than as set forth herein, there are no other changes to the Funds' Board of Trustees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1022 (04/16)